Intangible assets and property, plant and equipment - Intangible assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill
Intangible assets	€ 819	€ 878
Software
Intangible assets and goodwill
Intangible assets	327	565
Licenses
Intangible assets and goodwill
Intangible assets	6	31
Prepayments made on intangible assets
Intangible assets and goodwill
Intangible assets	486	€ 282
Capitalized cost
Intangible assets and goodwill
Intangible assets	€ 204